CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]		Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2012	$ (5,887)	$ 0	[1]	$ 118,247	$ (22)	$ (124,112)
Balance (in shares) at Dec. 31, 2012		6,041,946
Net loss	(27,450)	$ 0		0	0	(27,450)
Stock based compensation	796	0		796	0	0
Compensation granted in stock	94	$ 0	[1]	94	0	0
Compensation granted in stock (in Shares)		15,242
Issuance of stock MBTH conversion of due to related party	15,000
Conversion of 2011 Convertible Note Payable Principal Balance	15,000	$ 0	[1]	15,000	0	0
Conversion of 2011 Convertible Note Payable Principal Balance (in shares)		1,127,820
Issuance of stock in exchange for payment of interest on convertible debt	180	$ 0	[1]	180	0	0
Issuance of stock in exchange for payment of interest on convertible debt (in shares)		41,672
Issuance of stock for inducement of 2011 Convertible note payable	0	$ 0	[1]	0	0	0
Issuance of stock for inducement of 2011 Convertible note payable (in shares)		159,330
Issuance of stock for conversion of Bridge Loan and extinguishment	11,480	$ 0	[1]	11,480	0	0
Issuance of stock for conversion of Bridge Loan and extinguishment (in shares)		2,187,529
Issuance of Warrants - conversion of bridge loan	392	$ 0		392	0	0
Issuance of warrants for the Bridge Loan and extinguishment	401	0		401	0	0
Issuance of shares and warrants - IPO	6,751	$ 0	[1]	6,751	0	0
Issuance of shares and warrants - IPO (in shares)		1,337,792
Issuance of shares and warrants - IPO over-allotment	1,027	$ 0	[1]	1,027	0	0
Issuance of shares and warrants - IPO over-allotment (in shares)		200,668
Issuance of - shares, warrants, and modification of options for one-time agreement with MBTH	10,067	$ 0	[1]	10,067	0	0
Issuance of - shares, warrants, and modification of options for one-time agreement with MBTH (in shares)		1,599,453
Issuance of shares and warrants - secondary offering	9,147	$ 0	[1]	9,147	0	0
Issuance of shares and warrants - secondary offering (in shares)		5,715,000
Issuance of stock - secondary offering exercise of over-allotment	415	$ 0	[1]	415	0	0
Issuance of stock - secondary offering exercise of over-allotment (in shares)		255,000
Issuance of stock from exercise of warrants	3	$ 0	[1]	3	0	0
Issuance of stock from exercise of warrants (in shares)		858
Balance at Dec. 31, 2013	22,416	$ 0	[1]	174,000	(22)	(151,562)
Balance (in shares) at Dec. 31, 2013		18,682,310
Net loss	(18,978)	$ 0		0	0	(18,978)
Stock based compensation	625	0		625	0	0
Compensation granted in stock	307	$ 0	[1]	307	0	0
Compensation granted in stock (in Shares)		145,597
Issuance of stock MBTH conversion of due to related party	0
Issuance of stock - 15 million purchase agreement	439	$ 0	[1]	439	0	0
Issuance of stock - 15 million purchase agreement (in shares)		275,000
Issuance of stock as payment of 2011 and 2012 bonus	272	$ 0	[1]	272	0	0
Issuance of stock as payment of 2011 and 2012 bonus (in shares)		148,867
Issuance of stock in exchange for payment of interest on convertible debt	180	$ 0	[1]	180	0	0
Issuance of stock in exchange for payment of interest on convertible debt (in shares)		84,653
Issuance of stock - third offering	8,816	$ 0	[1]	8,816	0	0
Issuance of stock - third offering (in shares)		5,265,000
Issuance of stock - 1 million purchase agreement	961	$ 0	[1]	961	0	0
Issuance of stock - 1 million purchase agreement (in shares)		500,000
Issuance of stock - S-3 financing	1,302	$ 0	[1]	1,302	0	0
Issuance of stock - S-3 financing (in shares)		1,041,584
Issuance of stock to financing agent - Series A financing	17	$ 0	[1]	17	0	0
Issuance of stock to financing agent - Series A financing (in shares)		33,142
Balance at Dec. 31, 2014	16,357	$ 0	[1]	186,919	(22)	(170,540)
Balance (in shares) at Dec. 31, 2014		26,176,153
Net loss	(4,607)	$ 0		0	0	(3,537)
Stock based compensation	133	0		133	0	0
Compensation granted in stock	73	$ 0	[1]	73	0	0
Compensation granted in stock (in Shares)		103,424
Issuance of stock MBTH conversion of due to related party	1,756	$ 0	[1]	1,756	0	0
Issuance of stock MBTH conversion of due to related party (in shares)		3,991,131
Issuance of stock - 15 million purchase agreement	(45)	$ 0	[1]	(45)	0	0
Issuance of stock - 15 million purchase agreement (in shares)		0
Issuance of stock - Series A conversions	528	$ 0	[1]	528	0	0
Issuance of stock - Series A conversions (in shares)		2,392,465
Issuance of stock - Series B conversions - Related Party	703	$ 0	[1]	703	0	0
Issuance of stock - Series B conversions - Related Party (in shares)		2,227,910
Issuance of stock - Series B conversions - 31 Group	44	$ 0	[1]	44	0	0
Issuance of stock - Series B conversions - 31 Group (in shares)		449,099
Issuance of stock - Series C conversions	103	$ 0	[1]	103	0	0
Issuance of stock - Series C conversions (in shares)		882,502
Issuance of stock commitment shares - Series B financing - Related Party	24	$ 0	[1]	24	0	0
Issuance of stock commitment shares - Series B financing - Related Party (in shares)		53,095
Issuance of stock commitment shares - Series B financing - 31 Group	10	$ 0	[1]	10	0	0
Issuance of stock commitment shares - Series B financing - 31 Group (in shares)		24,619
Issuance of stock commitment shares - Series C financing	54	$ 0	[1]	54	0	0
Issuance of stock commitment shares - Series C financing (in shares)		118,631
Issuance of stock to financing agent - Series A financing	1,379
Balance at Mar. 31, 2015	$ 16,203	$ 0	[1]	$ 190,302	$ (22)	$ (174,077)
Balance (in shares) at Mar. 31, 2015		36,419,029

[1]	Less than $1